Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries [Table Text Block]
			2017	2016
Notes and debentures[1]
	Interest Rates	Maturities[2]
	0.49% – 2.99%	2017 – 2022	$20,534	$26,396
	3.00% – 4.99%	2017 – 2049	93,915	66,520
	5.00% – 6.99%	2017 – 2095	46,343	26,883
	7.00% – 9.50%	2017 – 2097	4,579	5,050
Other			680	4
Fair value of interest rate swaps recorded in debt			(20)	48
			166,031	124,901
Unamortized (discount) premium - net			(2,968)	(2,201)
Unamortized issuance costs			(537)	(319)
Total notes and debentures			162,526	122,381
Capitalized leases			1,818	869
Other			-	259
Total long-term debt, including current maturities			164,344	123,509
Current maturities of long-term debt			(38,372)	(9,828)
Total long-term debt			$125,972	$113,681
[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year [Table Text Block]
	2017	2016
Current maturities of long-term debt	$38,372	$9,828
Bank borrowings[1]	2	4
Total	$38,374	$9,832
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments [Table Text Block]
	2018	2019	2020	2021	2022	Thereafter
Debt repayments[1]	$37,836	$8,793	$7,464	$8,465	$9,690	$95,631
Weighted-average interest rate	4.2%	3.5%	2.9%	3.6%	3.2%	4.8%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.